Transactions with Related Parties and Joint Operators	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Transactions with Related Parties and Joint Operators
12	TRANSACTIONS WITH RELATED PARTIES AND JOINT OPERATORS

a)	Transactions with related parties
Major transactions between the Company and its related parties are summarized as follows:

	2017	2018	2019
Revenue from sales of goods and services:
- Joint operations	18,138	56,560	44,130
- Associates	3,367	1,704	108

	21,505	58,264	44,238

Purchase of goods and services:
- Joint operations	14,191	601	1,765
- Associates	2,776	2,130	—

	16,967	2,731	1,765

Transactions between related parties are made based on current price lists and the terms and conditions are the same as those agreed with third parties.

b)	Key management compensation
The key management includes directors (executives and
non-executives),
members of the Executive Committee and Internal Audit Management. Compensation paid or payable to key management in 2019 amounted to S/87.4 million, which includes S/0.4 million of discontinued operations (in 2018, the balance of S/58 million includes S/0.4 million corresponding to discontinued operations, S/90.5 million in 2017, which includes S/25.6 million to discontinued operations) and It only includes short-term benefits.

c)	Balances at the end of the year were:

	At December 31,		At December 31,
	2018		2019
	Receivable	Payable	Receivable	Payable
Current portion:
Joint operations
Consorcio Rio Urubamba	9,122	—	9,042	—
Consorcio Peruano de Conservacion	6,417	—	3,592	—
Consorcio Italo Peruano	3,322	4,996	1,011	363
Consorcio Constructor Chavimochic	2,138	6,199	—	5,953
Consorcio GyM Conciviles	1,855	—	1,257	1,958
Consorcio La Gloria	1,369	1,006	1,750	1,017
Consorcio Ermitaño	781	624	831	440
Consorcio Terminales del Peru S.A.	459	—	1,176	—
Consorcio TNT Vial y Vives - DSD Chile Ltda	—	11,804	—	1,088
Consorcio Rio Mantaro	—	6,655	—	5,869
Consorcio Vial Quinua	—	1,970	—	2,048
Consorcio Huacho Pativilca	—	475	1,419	5,895
Consorcio CDEM	—	—	638	—
Consorcio GyM-Stracon	—	—	2,230	—
Consorcio GyM-OSSA	—	—	7,202	—
Consorcio Chicama Ascope	—	—	2,471	—
Other minors	9,215	11,323	1,407	2,102

	34,678	45,052	34,026	26,733

Other related parties
Ferrovías Argentina	—	10,242	—	12,183
Perú Piping Spools S.A.C.	225	—	2,632	—
Other minors	—	647	—	—

	225	10,889	2,632	12,183

Current portion	34,903	55,941	36,658	38,916

Non-current portion
Gasoducto Sur Peruano S.A.	773,927	—	544,842	—
Ferrovías Participaciones	—	21,849	—	22,583
Other minors	4,299	—	2,099	—

Non-current	778,226	21,849	546,941	22,583

Accounts receivable and payable are mainly of current maturity and have no specific guarantees; except for accounts receivable from GSP and Ferrovías participations. These balances do not generate interest considering their maturity in the short term. The balance of the GyM Conciviles Consortium includes S/31 million registered in 2018. These accounts do not bearn interests due to their
 short-term nature.
The
non-current
balance corresponds to the obligations arising from the early termination of the GSP project (Note 15
a-i).
As of December 31, 2019, the book value of the
non-current
account receivable registered by the Company, for S/331 million, was recorded using the discounted cash flow method, at a rate of 3.46% that originated a discount of S/57 million (S/17.8 million in 2018). Additionally, as a result of the early termination of the GSP, and related facts, the subsidiary GyM S.A. it has balances from the Cons orcio
 Constructo
r
Ductos del Sur to those who had previously deteriorated in 2016, it was integrated in the consolidation under the proportional participation method. The value of accounts receivable from CCDS corresponds mainly to collection rights to GSP for S/270 million.
Transactions with
non-controlling
interests are disclosed in Note 35.